Summary of Accounting and Financial Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2013
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	45 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Transportation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Transportation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years